SCHEDULE OF FAIR VALUE OF THE DERIVATIVE (Details)	9 Months Ended
Sep. 30, 2023 USD ($)
Derivative Liability
Beginning balance
Additions	2,052,314
Change in fair value	(470,735)
Ending balance	$ 1,581,579